Leases Equipment Under Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property Subject to or Available for Operating Lease [Line Items]
Property, Plant and Equipment, Net	$ 2,560	$ 3,705
Property, Plant and Equipment, Gross	17,856	17,595
Equipment Leased to Other Party [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, Plant and Equipment, Net	1,421	2,864
Property, Plant and Equipment, Gross	6,652	6,529
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Property, Plant, and Equipment Other, Accumulated Depreciation	$ 5,231	$ 3,665